12 Intangible assets and goodwill (Details 2)	12 Months Ended
Dec. 31, 2019
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	6 years
Customer Relationships - Other Courses [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	4 years 6 months
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	5 years
Education Content [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years
Trademark [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	19 years
Trademark [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	20 years